Leases (Details) (USD $)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Leases [Abstract]
Operating leases, rent expense	$ 79,300,000	$ 80,700,000	$ 83,700,000
Aggregate minimum lease payments, due in 1 year	50,962,000
Aggregate minimum lease payments, due in 2 years	39,239,000
Aggregate minimum lease payments, due in 3 years	30,531,000
Aggregate minimum lease payments, due in 4 years	24,814,000
Aggregate minimum lease payments, due in 5 years	18,665,000
Aggregate minimum lease payments, due after 5 years	$ 57,426,000